Equity	9 Months Ended
Sep. 30, 2023
Equity
Equity

23.Equity

23.1Subscribed and paid–in capital

Ecopetrol’s authorized capital is $36,540,000, and is divided in 60,000,000,000 ordinary shares, of which 41,116,694,690 have been subscribed, represented by 11.51% (4,731,906,273 shares) of non-government entities and people, and 88.49% (36,384,788,417 shares) held by Government entities. The value of the reserve shares amounts to $11,499,933 comprised by 18,883,305,310 shares. As of September 30, 2023, and December 31, 2022, subscribed and paid-in capital is $25,040,067. There is no potential dilution of shares.

23.2Additional and paid–in capital

As of September 30, 2023, the balance of the additional and paid-in capital is $6,607,699 and it mainly corresponds to: (i) surplus with respect to its nominal value derived from the sale of shares upon capitalization in 2007, for $4,457,997, (ii) surplus over nominal value arising from the sale of shares awarded in the second round, which took place in September 2011, in the amount of $2,118,468, (iii) $31,377 the value generated by the process of placing the shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, and (iv) additional paid-in capital receivable of $(143).

23.3Equity reserves

	September 30,	December 31,
	2023	2022
	(Unaudited)
Legal reserve	9,747,885	6,407,256
Fiscal and statutory reserves	509,082	509,082
Occasional reserves	7,665,758	1,982,295
Total	17,922,725	8,898,633

Ecopetrol’s General Shareholders’ Meeting, held on March 31, 2023, approved the 2022 profit distribution project, and recognized a reserve of $7,665,758 to support financial sustainability of the Company and flexibility in the development of its strategy.

The movement of the equity reserves in the periods ended September 30, is the following:

	September 30,	December 31,
	2023	2022

	(Unaudited)
Opening balance	8,898,633	10,624,229
Release of reserves	(2,491,377)	(5,886,441)
Appropriation of reserves	11,515,469	11,068,450
Dividends declared	—	(6,907,605)
Closing balance	17,922,725	8,898,633

23.4Retained earnings and payment of dividends

The Group distributes dividends based on Ecopetrol and subsidiaries’s separate financial statements, prepared under International Financial Reporting Standards accepted in Colombia (NCIF, as its acronym in Spanish).

The Ordinary General Assembly of Shareholders of Ecopetrol S.A., held on March 31, 2023, approved the profit distribution project for fiscal year 2022 and defined the distribution of dividends in the amount of $24,382,200. (2022: $11,512,675).

The payment of dividends to minority shareholders will be made in three equal installments: April 27, September 28, and December 21, 2023. For the majority shareholder, the respective offset between the dividend and the accounts receivable from the Fuel Price Stabilization Fund has been made in the amount of $16,415,907 (2022: $6,788,385).

The payment of dividends is as follows:

	September 30,	September 30,
	2023	2022

	(Unaudited)
Ecopetrol S.A.	1,829,710	10,037,445
Interconexión Eléctrica SA ESP	1,058,282	356,773
Oleoducto Central S.A. - Ocensa	599,985	516,284
Oleoducto de los Llanos Orientales S.A.	171,290	104,205
Invercolsa S.A.	145,213	126,161
Oleoducto de Colombia S.A. - ODC	55,181	46,083
Total	3,859,661	11,186,951

23.5Other comprehensive income

The following is the composition of the other comprehensive results attributable to the shareholders of the parent company, net of deferred income tax:

	September 30,	December 31,
	2023	2022
	(Unaudited)
Foreign currency translation	18,368,510	28,816,983
Hedges of a net investment in a foreign operation	(4,980,418)	(9,219,271)
Gains and loss on defined benefit obligation	(679,915)	(1,331,361)
Cash flow hedging - Future crude oil exports	(194,018)	(2,473,999)
Cash flow hedging - Derivative financial instruments	97,427	1,290
Financial instruments measured at fair value	1,373	3,077
	12,612,959	15,796,719

23.6Earnings per share

	September 30,	September 30,
	2023	2022

	(Unaudited)
Profit attributable to Ecopetrol’s shareholders	17,637,678	24,770,909
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	429.0	602.5